Accounts Payable and Provisions (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Line Items]
Trade payables	$ 141.2	$ 220.5
Accruals	173.8	352.0
Payroll and other compensation	55.1	57.8
Leave pay accrual	42.9	73.8
Other	15.1	27.6
Accounts payable and provisions	445.0	734.0
South Deep Gold Mine
Short-term Debt [Line Items]
Short-term portion of the South Deep Dividend liability	1.9	2.3
Stamp Duty [Member] | Yilgarn South
Short-term Debt [Line Items]
Stamp duty due on acquisition of Yilgarn South assets	$ 15.0